Intangible assets (Tables)	12 Months Ended
Mar. 31, 2024
Intangible assets.
Schedule of estimated useful lives of finite lived intangible assets

Licence and spectrum fees	3 – 40 years
Software	3 – 10 years
Brands	1 – 30 years
Customer bases	2 – 37 years

Schedule of reconciliation of changes in goodwill and intangible assets

		Licence and	Computer	Customer
	Goodwill	spectrum fees	software	bases	Other	Total
	€m	€m	€m	€m	€m	€m
Cost
1 April 2022	100,897	35,025	18,121	12,552	550	167,145
Exchange movements	(783)	(1,270)	(504)	(240)	(53)	(2,850)
Disposal of subsidiaries	(3,939)	(443)	(348)	(458)	(4)	(5,192)
Additions	–	439	2,804	–	7	3,250
Disposals	–	(2)	(1,831)	–	(1)	(1,834)
Hyperinflation impacts	729	557	232	51	40	1,609
31 March 2023	96,904	34,306	18,474	11,905	539	162,128
Exchange movements	(1,042)	(435)	(414)	(130)	(60)	(2,081)
Additions	–	283	2,615	–	17	2,915
Disposals	–	(986)	(989)	–	(2)	(1,977)
Transfer of assets held for resale	(19,498)	(6,258)	(2,600)	(2,517)	(57)	(30,930)
Hyperinflation impacts	888	382	348	62	49	1,729
31 March 2024	77,252	27,292	17,434	9,320	486	131,784
Accumulated impairment losses and amortisation
1 April 2022	69,013	23,792	12,257	8,013	538	113,613
Exchange movements	(414)	(846)	(351)	(231)	(50)	(1,892)
Disposal of subsidiaries	(39)	(147)	(180)	(80)	(2)	(448)
Charge for the year[1]	–	1,133	2,343	554	1	4,031
Disposals	–	(2)	(1,814)	–	(1)	(1,817)
Hyperinflation impacts	729	407	207	51	40	1,434
31 March 2023	69,289	24,337	12,462	8,307	526	114,921
Exchange movements	(897)	(144)	(324)	(120)	(56)	(1,541)
Charge for the year[1]	–	1,031	2,484	606	1	4,122
Disposals	–	(985)	(951)	–	–	(1,936)
Transfer of assets held for resale	(16,984)	(2,704)	(1,871)	(2,517)	(57)	(24,133)
Hyperinflation impacts	888	196	304	62	49	1,499
31 March 2024	52,296	21,731	12,104	6,338	463	92,932

Net book value
31 March 2023	27,615	9,969	6,012	3,598	13	47,207
31 March 2024	24,956	5,561	5,330	2,982	23	38,852

Note:

1

Included in the charge for the year ended 31 March 2024 is €607 million (2023: €651 million) in respect of Vodafone Italy and Vodafone Spain, which are now reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.

Schedule of net book value of significant licenses

		2024	2023
	Expiry dates	€m	€m
Germany	2025-2040	2,686	2,979
UK	2033-2041	989	1,055
Vodacom	2024-2042	687	774
Italy	2029-2037	–	3,123
Spain	2028-2061	–	758